Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized (in Shares)	[1]	200,000,000	90,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,836,154	1,627,859
Ordinary shares, shares outstanding (in Shares)	[1]	1,836,154	1,627,859
Related parties amount		$ 599	$ 602

[1]	After giving effect to the reverse share split, see also note 5.